UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		July 15, 2003
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		65

Form 13F Information Table Value Total:		90,288 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		   TITLE OF   CUSIP	  VALUE	 SHARES  INV.	OTHER		  VOTING AUTH
					CLASS			  X1000		   DISC	MGR		  SOLE


ABM Industries, Inc.            cs  00163T109       400       26000  sole                   26000
Automatic Data Proc             cs  053015103     2,379      70,250  sole                  70,250
Ameren Corp.                    cs  023608102       333       7,550  sole                   7,550
American Int.                   cs  026874107       278       5,033  sole                   5,033
American Express                cs  025816109     1,382      33,050  sole                  33,050
Bell South Corp                 cs  079860102       224       8,403  sole                   8,403
Bristol Myers                   cs  110122108     2,048      75,416  sole                  75,416
BRE Properties                  oa  05564E106     3,648     109,867  sole                 109,867
Citigroup                       cs  172967101     3,021      70,576  sole                  70,576
Conagra Corp                    cs  205887102       389      16,500  sole                  16,500
Crescent Real Est Eq            oa  225756105       572      34,425  sole                  34,425
Mack Cali Realty                oa  554489104       535      14,700  sole                  14,700
Calpine Corp                    cs  131347106     1,911     289,600  sole                 289,600
Chevron Texaco                  cs  166764100     2,847      39,436  sole                  39,436
DNP Select Income               cs  23325P104       522      48,036  sole                  48,036
DQE Corp                        cs  23329J104       326      21,600  sole                  21,600
Consolidated Edison             cs  209115104       431       9,950  sole                   9,950
Electronic Data Sys             cs  285661104     2,534     118,150  sole                 118,150
Edison Int'l                    cs  281020107     2,552     155,350  sole                 155,350
Emerson Electric                cs  291011104     2,409      47,150  sole                  47,150
Felcor Lodging Trust            oa  31430F101     1,514     192,900  sole                 192,900
Fannie Mae                      cs  313586109     1,875      27,805  sole                  27,805
General Electric                cs  369604103     3,012     105,024  sole                 105,024
Citigroup Inc Wts               sw  172967127        82      80,797  sole                  80,797
Hawaiian Elec                   cs  419870100       498      10,856  sole                  10,856
Hewlett-Packard Co              cs  428236103     2,836     133,135  sole                 133,135
Harsco Corp                     cs  415864107       236       6,558  sole                   6,558
Int'l Flav & Frag               cs  459506101     1,100      34,455  sole                  34,455
Intel                           cs  458140100     1,628      78,208  sole                  78,208
Johnson and Johnson             cs  478160104       492       9,521  sole                   9,521
Kinder Morgan, Inc.             cs  49455P101     5,548     101,527  sole                 101,527
Kinder Morgan Energy            oa  494550106     3,303      83,570  sole                  83,570
Coca-Cola Co.                   cs  191216100     2,486      53,564  sole                  53,564
Keyspan                         cs  49337W100       500      14,100  sole                  14,100
Alliant Energy Corp.            cs  018802108       287      15,100  sole                  15,100
Liberty Property Tr             oa  531172104       742      21,450  sole                  21,450
Altria Group Inc                cs  718154107     1,304      28,695  sole                  28,695
Merck                           cs  589331107     3,752      61,958  sole                  61,958
Nisource                        cs  65473P105       292      15,350  sole                  15,350
New Plan Realty                 oa  648053106       499      23,350  sole                  23,350
Pacific Gas & Elect             cs  69331C108     4,490     212,286  sole                 212,286
Plum Creek Timber Co            oa  729251108       951      36,640  sole                  36,640
Phelps Dodge                    cs  717265102     2,280      59,470  sole                  59,470
Pfizer                          cs  717081103       614      17,969  sole                  17,969
Peoples Energy Corp.            cs  711030106       264       6,145  sole                   6,145
Post Properties                 oa  737464107       350      13,200  sole                  13,200
Puget Energy                    cs  745310102       312      13,072  sole                  13,072
Quaker Fabric                   cs  747399103       291      43,700  sole                  43,700
Sthwst Bell Corp.               cs  78387G103     1,566      61,274  sole                  61,274
Sara Lee                        cs  803111103       189      10,068  sole                  10,068
Solectron Corp.                 cs  834182107       608     162,470  sole                 162,470
Southern Co.                    cs  842587107       589      18,900  sole                  18,900
Smurfit Stone Cont.             cs  832727101     1,673     128,618  sole                 128,618
Teco Energy Inc                 cs  872375100       347      28,900  sole                  28,900
Textron                         cs  883203101     2,347      60,150  sole                  60,150
Tyco                            cs  902124106     1,775      93,520  sole                  93,520
Utd. Dominion                   oa  910197102     2,531     146,975  sole                 146,975
US Bancorp                      cs  902973304     1,333      54,398  sole                  54,398
Verizon                         cs  92343V104       529      13,400  sole                  13,400
Walgreen                        cs  931422109       466      15,488  sole                  15,488
Wells Fargo                     cs  949746101       630      12,500  sole                  12,500
Williams Companies              cs  969457100       431      54,565  sole                  54,565
Waste Management                cs  94106L109     4,089     169,732  sole                 169,732
Wyeth                           cs  983024100       268       5,890  sole                   5,890
Exxon Mobil Corp.               cs  30231G102       638      17,756  sole                  17,756






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